Description of Business and Liquidity - Additional Information (Detail) $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($) Segment	Mar. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating and reporting segments | Segment		1
Cash and cash equivalents		$ 2,060,400	$ 2,055,044
Accumulated deficit	[1]	(2,763,724)	(1,918,462)
Net loss	[1]	$ (924,116)	$ (900,233)

[1]	Retroactively restated for the stock subdivision as described in Note 3.